TAXATION - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
TAXATION
Unrecognized tax benefits	¥ 94,572	$ 13,711	¥ 78,800	$ 11,425	¥ 48,966
Unrecognized tax benefit presented on a net basis against deferred tax asset	0		0
Unrecognized tax benefits if recognized that will impact effective tax rate	¥ 58,813	$ 8,527	¥ 50,451